American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value Fund
November 30, 2025

Avantis U.S. Large Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.7%
ATI, Inc.(1)	21,075	2,124,360
BWX Technologies, Inc.	10,552	1,887,542
		4,011,902
Air Freight and Logistics — 1.7%
Expeditors International of Washington, Inc.	15,566	2,286,645
FedEx Corp.	18,713	5,158,800
United Parcel Service, Inc., Class B	28,152	2,696,680
		10,142,125
Automobile Components — 0.9%
Aptiv PLC(1)	26,497	2,054,842
Autoliv, Inc.	12,812	1,511,688
BorgWarner, Inc.	32,349	1,392,948
Lear Corp.	2,267	243,385
		5,202,863
Automobiles — 2.2%
Ford Motor Co.	419,582	5,572,049
General Motors Co.	101,422	7,456,545
		13,028,594
Banks — 2.7%
East West Bancorp, Inc.	11,076	1,181,809
First Citizens BancShares, Inc., Class A	462	867,585
JPMorgan Chase & Co.	38,233	11,969,988
Synovus Financial Corp.	10,820	521,524
Wintrust Financial Corp.	3,876	519,461
Zions Bancorp NA	12,338	656,752
		15,717,119
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	11,875	1,935,031
Constellation Brands, Inc., Class A	565	77,055
Molson Coors Beverage Co., Class B	2,306	107,252
National Beverage Corp.(1)	1,234	42,030
		2,161,368
Biotechnology — 2.6%
Exelixis, Inc.(1)	35,224	1,555,844
Gilead Sciences, Inc.	89,412	11,251,606
United Therapeutics Corp.(1)	5,129	2,492,694
		15,300,144
Broadline Retail — 2.5%
Amazon.com, Inc.(1)	60,663	14,147,825
Dillard's, Inc., Class A(2)	512	343,071
Macy's, Inc.	18,401	411,446
		14,902,342
Building Products — 0.9%
A.O. Smith Corp.	11,614	766,292
Advanced Drainage Systems, Inc.	10,830	1,650,275
Armstrong World Industries, Inc.	6,162	1,169,178
Lennox International, Inc.	2,011	1,003,228
Owens Corning	5,518	624,858
		5,213,831

Capital Markets — 2.7%
Ameriprise Financial, Inc.	5,856	2,668,813
Galaxy Digital, Inc., Class A(1)(2)	32,719	869,998
Jefferies Financial Group, Inc.	20,296	1,168,238
LPL Financial Holdings, Inc.	2,903	1,033,584
Morgan Stanley	46,483	7,886,306
Northern Trust Corp.	15,197	1,995,974
		15,622,913
Chemicals — 0.6%
Cabot Corp.	4,495	281,252
CF Industries Holdings, Inc.	16,231	1,277,379
LyondellBasell Industries NV, Class A	12,915	632,706
NewMarket Corp.	1,441	1,100,247
		3,291,584
Communications Equipment — 0.0%
Ubiquiti, Inc.	513	299,125
Construction and Engineering — 1.8%
Comfort Systems USA, Inc.	1,957	1,911,872
Dycom Industries, Inc.(1)	4,026	1,455,520
EMCOR Group, Inc.	4,806	2,956,026
Fluor Corp.(1)	24,543	1,053,631
IES Holdings, Inc.(1)	1,329	556,280
Primoris Services Corp.	11,106	1,405,575
Valmont Industries, Inc.	2,999	1,238,497
		10,577,401
Construction Materials — 0.1%
Eagle Materials, Inc.	3,125	699,125
Consumer Finance — 2.9%
Ally Financial, Inc.	37,314	1,541,068
American Express Co.	26,856	9,809,691
OneMain Holdings, Inc.	16,472	1,021,758
SLM Corp.	24,588	720,429
Synchrony Financial	48,275	3,734,554
		16,827,500
Consumer Staples Distribution & Retail — 4.3%
BJ's Wholesale Club Holdings, Inc.(1)	13,351	1,191,310
Costco Wholesale Corp.	12,791	11,685,730
Dollar General Corp.	27,486	3,009,442
Dollar Tree, Inc.(1)	20,485	2,269,943
Kroger Co.	53,182	3,578,085
Sprouts Farmers Market, Inc.(1)	9,778	819,494
Target Corp.	27,533	2,495,040
		25,049,044
Containers and Packaging — 0.5%
Graphic Packaging Holding Co.	25,765	416,878
Packaging Corp. of America	12,006	2,450,064
		2,866,942
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	256,738	6,680,323
Frontier Communications Parent, Inc.(1)	19,319	732,576
Globalstar, Inc.(1)	11,048	671,166
Verizon Communications, Inc.	168,434	6,924,322
		15,008,387
Electrical Equipment — 0.4%
Nextpower, Inc., Class A(1)	26,882	2,462,929

Electronic Equipment, Instruments and Components — 1.1%
Flex Ltd.(1)	56,903	3,363,537
Jabil, Inc.	13,506	2,845,849
		6,209,386
Energy Equipment and Services — 1.1%
Halliburton Co.	111,378	2,920,331
NOV, Inc.	2,970	45,619
TechnipFMC PLC	63,875	2,890,983
Weatherford International PLC	5,643	422,096
		6,279,029
Financial Services — 0.6%
Corebridge Financial, Inc.	28,942	868,839
Equitable Holdings, Inc.	21,663	1,011,446
Jackson Financial, Inc., Class A	10,478	1,026,949
MGIC Investment Corp.	18,747	531,477
		3,438,711
Food Products — 1.3%
Archer-Daniels-Midland Co.	61,492	3,735,024
Hershey Co.	9,505	1,787,700
Ingredion, Inc.	7,548	811,712
Lamb Weston Holdings, Inc.	22,923	1,353,832
Pilgrim's Pride Corp.	5,214	198,341
		7,886,609
Ground Transportation — 4.7%
CSX Corp.	179,668	6,353,060
JB Hunt Transport Services, Inc.	11,152	1,940,002
Landstar System, Inc.	2,223	290,857
Lyft, Inc., Class A(1)	67,293	1,415,172
Norfolk Southern Corp.	19,723	5,760,891
Old Dominion Freight Line, Inc.	11,471	1,551,912
Ryder System, Inc.	5,818	1,007,736
Schneider National, Inc., Class B	2,178	49,244
U-Haul Holding Co.	918	44,165
Union Pacific Corp.	39,289	9,108,369
		27,521,408
Health Care Equipment and Supplies — 0.1%
Lantheus Holdings, Inc.(1)	5,759	339,032
Masimo Corp.(1)	3,078	438,400
		777,432
Health Care Providers and Services — 0.4%
Centene Corp.(1)	27,005	1,062,377
Universal Health Services, Inc., Class B	6,439	1,568,733
		2,631,110
Hotels, Restaurants and Leisure — 2.7%
Boyd Gaming Corp.	8,495	707,633
Brinker International, Inc.(1)	3,024	465,061
Carnival Corp.(1)	77,339	1,993,799
Chipotle Mexican Grill, Inc.(1)	57,676	1,990,976
Las Vegas Sands Corp.	31,284	2,132,317
Norwegian Cruise Line Holdings Ltd.(1)	69,841	1,289,265
Royal Caribbean Cruises Ltd.	23,452	6,244,095
Texas Roadhouse, Inc.	6,979	1,223,070
		16,046,216
Household Durables — 1.1%
Installed Building Products, Inc.	1,755	470,375

Lennar Corp., B Shares	1,098	135,702
Lennar Corp., Class A	22,694	2,979,722
NVR, Inc.(1)	345	2,590,015
		6,175,814
Independent Power and Renewable Electricity Producers — 0.6%
Talen Energy Corp.(1)	8,280	3,264,556
Insurance — 6.0%
Allstate Corp.	16,396	3,492,020
American Financial Group, Inc.	5,125	705,815
American International Group, Inc.	26,548	2,021,896
Arch Capital Group Ltd.(1)	12,225	1,148,172
Assurant, Inc.	7,078	1,614,916
Axis Capital Holdings Ltd.	10,366	1,059,820
Globe Life, Inc.	7,367	992,556
Hanover Insurance Group, Inc.	2,750	510,262
Hartford Insurance Group, Inc.	23,037	3,156,760
MetLife, Inc.	36,328	2,781,272
Primerica, Inc.	4,220	1,085,890
Principal Financial Group, Inc.	25,286	2,144,759
Progressive Corp.	25,080	5,738,053
Prudential Financial, Inc.	18,903	2,046,250
RenaissanceRe Holdings Ltd.	7,115	1,858,225
Travelers Cos., Inc.	17,613	5,158,143
		35,514,809
Interactive Media and Services — 5.4%
Alphabet, Inc., Class A	29,531	9,455,235
Alphabet, Inc., Class C	24,099	7,714,572
Meta Platforms, Inc., Class A	22,708	14,713,649
		31,883,456
IT Services — 0.1%
Kyndryl Holdings, Inc.(1)	20,442	528,017
Leisure Products — 0.1%
Mattel, Inc.(1)	32,174	679,515
Life Sciences Tools and Services — 0.5%
Illumina, Inc.(1)	21,463	2,821,311
Machinery — 4.2%
AGCO Corp.	6,428	681,111
Caterpillar, Inc.	25,196	14,506,849
Cummins, Inc.	4,600	2,290,708
Deere & Co.	12,058	5,600,821
Mueller Industries, Inc.	7,300	802,051
Toro Co.	13,518	942,745
		24,824,285
Media — 0.4%
Fox Corp., Class A	20,783	1,361,287
Fox Corp., Class B	15,523	904,370
		2,265,657
Metals and Mining — 1.2%
Commercial Metals Co.	18,815	1,200,021
Freeport-McMoRan, Inc.	139,060	5,976,799
		7,176,820
Oil, Gas and Consumable Fuels — 10.0%
Antero Midstream Corp.	40,729	733,529
APA Corp.	71,882	1,794,894
Cheniere Energy, Inc.	17,492	3,646,382

Chord Energy Corp.	3,203	300,634
Comstock Resources, Inc.(1)(2)	4,995	134,166
ConocoPhillips	83,062	7,366,769
Coterra Energy, Inc.	60,878	1,633,966
Devon Energy Corp.	81,113	3,006,048
Diamondback Energy, Inc.	17,254	2,632,788
EOG Resources, Inc.	29,150	3,143,827
Expand Energy Corp.	15,029	1,832,486
Exxon Mobil Corp.	116,897	13,550,700
Hess Midstream LP, Class A	16,733	563,567
HF Sinclair Corp.	4,702	248,783
Magnolia Oil & Gas Corp., Class A	11,204	259,261
Matador Resources Co.	12,970	549,928
Murphy Oil Corp.	9,577	307,134
Occidental Petroleum Corp.	77,344	3,248,448
Ovintiv, Inc.	37,378	1,531,003
Permian Resources Corp.	88,607	1,283,915
Range Resources Corp.	31,868	1,258,467
Targa Resources Corp.	14,243	2,496,940
Williams Cos., Inc.	118,960	7,248,233
		58,771,868
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	5,544	454,663
Passenger Airlines — 1.7%
Alaska Air Group, Inc.(1)	12,478	534,807
Delta Air Lines, Inc.	76,623	4,911,535
United Airlines Holdings, Inc.(1)	41,920	4,274,163
		9,720,505
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A	17,499	1,646,131
Pharmaceuticals — 3.3%
Jazz Pharmaceuticals PLC(1)	8,908	1,572,529
Merck & Co., Inc.	138,923	14,563,298
Viatris, Inc.	164,051	1,753,705
Zoetis, Inc.	12,304	1,577,127
		19,466,659
Semiconductors and Semiconductor Equipment — 8.9%
Amkor Technology, Inc.	20,965	762,916
Applied Materials, Inc.	37,785	9,531,266
KLA Corp.	9,025	10,608,617
Lam Research Corp.	77,811	12,138,516
Micron Technology, Inc.	58,712	13,884,214
NVIDIA Corp.	24,347	4,309,419
ON Semiconductor Corp.(1)	25,954	1,303,929
		52,538,877
Software — 1.8%
InterDigital, Inc.	5,445	1,947,949
Microsoft Corp.	15,268	7,512,009
Pegasystems, Inc.	11,154	610,904
Qualys, Inc.(1)	1,860	261,981
		10,332,843
Specialized REITs — 0.0%
Millrose Properties, Inc.	8,836	269,144
Specialty Retail — 6.5%
Abercrombie & Fitch Co., Class A(1)	4,263	417,220

AutoNation, Inc.(1)	9,128	1,928,655
Best Buy Co., Inc.	26,187	2,076,105
Burlington Stores, Inc.(1)	8,161	2,058,449
CarMax, Inc.(1)	638	24,665
Dick's Sporting Goods, Inc.	8,200	1,693,874
Five Below, Inc.(1)	8,271	1,363,805
Gap, Inc.	29,563	800,270
Lithia Motors, Inc.	2,463	785,303
Murphy USA, Inc.	2,031	782,077
Ross Stores, Inc.	30,701	5,414,428
TJX Cos., Inc.	69,665	10,583,507
Tractor Supply Co.	61,689	3,379,324
Ulta Beauty, Inc.(1)	6,774	3,650,035
Urban Outfitters, Inc.(1)	5,299	392,497
Williams-Sonoma, Inc.	14,578	2,624,186
		37,974,400
Technology Hardware, Storage and Peripherals — 3.0%
Apple, Inc.	51,680	14,410,968
Western Digital Corp.	21,352	3,487,422
		17,898,390
Textiles, Apparel and Luxury Goods — 1.0%
Crocs, Inc.(1)	4,081	346,803
Deckers Outdoor Corp.(1)	10,990	967,450
Levi Strauss & Co., Class A	15,936	351,070
Lululemon Athletica, Inc.(1)	8,096	1,491,121
Ralph Lauren Corp.	4,720	1,733,798
VF Corp.(2)	65,311	1,142,943
		6,033,185
Trading Companies and Distributors — 0.3%
WW Grainger, Inc.	2,081	1,974,099
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	14,601	3,051,755
TOTAL COMMON STOCKS (Cost $504,715,282)		584,441,898
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,943,389	1,943,389
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,116,842	1,116,842
TOTAL SHORT-TERM INVESTMENTS (Cost $3,060,231)		3,060,231
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $507,775,513)		587,502,129
OTHER ASSETS AND LIABILITIES — 0.0%		152,426
TOTAL NET ASSETS — 100.0%		$587,654,555

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	December 2025	$1,371,900	$42,724
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,085,430. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,115,142, which includes securities collateral of $998,300.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.